Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305
Potential issuance of subscribed shares (in shares)			1,167,185
Loss attributable to Atlantica		$ (10,990)	$ (12,042)
Average number of ordinary shares outstanding - basic (in shares)		116,140,000	112,741,000
Average number of ordinary shares outstanding - diluted (in shares)		119,487,000	116,894,000
Earnings per share for the period - basic (in dollars per share)		$ (0.09)	$ (0.11)
Earnings per share for the period - diluted (in dollars per share)	[1],[2]	$ (0.09)	$ (0.11)

[1]	Antidilutive effect applied in the case of loss for the period (see Note 21)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2023 and 2022, as they have an antidilutive effect.